Property and Equipment (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 7,242,472	$ 7,076,654	$ 6,931,020
Less: Accumulated depreciation	(4,311,700)	(3,709,227)	(2,439,931)
Property and equipment, net	2,930,772	3,367,427	4,491,089
Buildings and improvements [Member]
Total	5,338	5,338	5,338
Equipment and machinery [Member]
Total	3,160,298	3,120,498	2,943,490
Tractors [Member]
Total	2,723,296	2,694,888	2,834,888
Trucks and other vehicles [Member]
Total	1,235,914	1,138,304	1,147,304
Leasehold improvements [Member]
Total	$ 117,626	$ 117,626